Schedule of segment information (Details) € in Thousands, $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)
IfrsStatementLineItems [Line Items]
Revenue from external customers		€ 6,536		€ 6,931
Cost of sales		(4,630)		(4,864)
Gross profit		1,906		2,067
Other income		80		1
Administration expenses		(4,945)		(4,486)
Share-based payment expense		(762)		(438)
Operating loss		(3,721)		(2,856)
Net finance income / (costs)		(78)		93
Loss before tax		(3,799)		(2,763)
Income tax credit		65		(76)
Loss for the period		(3,734)		(2,839)	€ (4,980)
LPG related Services [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers	$ 7.2	6,167	$ 7.6	€ 6,931
Cost of sales		(4,426)
Gross profit		1,741
Other income		30
Administration expenses		(2,575)
Share-based payment expense
Operating loss		(804)
Net finance income / (costs)		(90)
Loss before tax		(894)
Income tax credit		65
Loss for the period		(829)
All other activities [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers		369
Cost of sales		(204)
Gross profit		165
Other income		50
Administration expenses		(2,370)
Share-based payment expense		(762)
Operating loss		(2,917)
Net finance income / (costs)		12
Loss before tax		(2,905)
Income tax credit
Loss for the period		€ (2,905)